UNITED STATES	OMB APPROVAL OMB Number: 3235-0578 Expires: April 30, 2010 Estimated average burden hours per response: 10.5
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-21076

Registrant Name: PIMCO Municipal Income Fund II

Address of Principal Executive Offices: 1345 Avenue of the Americas New York, New York 10105

Name and Address of Agent for Service: Lawrence G. Altadonna – 1345 Avenue of the Americas New York, New York 10105

Registrant’s telephone number, including area code: 212-739-3371

Date of Fiscal Year End: May 31, 2009

Date of Reporting Period: February 28, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b 1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1 -5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

PIMCO Municipal Income Fund II Schedule of Investments
February 28, 2009 (unaudited)
Principal
Amount		Credit Rating
(000)		(Moody's/S&P)	Value	*
MUNICIPAL BONDS & NOTES—96.7%
	Alabama—1.2%
$10,000	Birmingham Baptist Medical Centers Special Care Facs.
	Financing Auth. Rev., 5.00%, 11/15/30, Ser. A	Baa1/NR	$6,081,900
	Montgomery BMC Special Care Facs. Financing Auth. Rev., Ser. B (MBIA),
1,235	5.00%, 11/15/29	A3/AA	1,003,030
2,200	Baptist Health, 5.00%, 11/15/24	A3/AA	2,371,732
2,650	Tuscaloosa Educational Building Auth. Rev., Stillman College,
	5.00%, 6/1/26, Ser. A	NR/BBB-	1,844,082
			11,300,744

	Alaska—0.7%
5,900	Northern Tobacco Securitization Corp. Rev., 5.00%, 6/1/46, Ser. A	Baa3/NR	3,058,855
3,550	State Housing Finance Corp. Rev., 5.25%, 6/1/32, Ser. C (MBIA)	Aa2/AA	3,438,566
			6,497,421

	Arizona—9.5%
	Health Facs. Auth. Rev., Banner Health,
3,500	5.00%, 1/1/35, Ser. A	NR/AA-	3,024,105
1,610	5.50%, 1/1/38, Ser. D	NR/AA-	1,492,148
29,700	Pima Cnty. Industrial Dev. Auth. Rev., 5.00%, 9/1/39	Aa2/AA	26,550,018
	Salt River Project Agricultural Improvement & Power Dist. Rev., Ser. A (h),
41,100	5.00%, 1/1/37	Aa1/AA	40,610,088
10,000	5.00%, 1/1/39	Aa1/AA	9,862,000
10,500	Salt Verde Financial Corp. Rev., 5.00%, 12/1/37	A2/A	6,672,750
			88,211,109

	Arkansas—0.2%
13,000	Arkansas Dev. Finance Auth. Rev.,
	zero coupon, 7/1/46 (AMBAC)	Aa3/NR	1,551,420

	California—4.7%
	Golden State Tobacco Securitization Corp. Rev., Ser. A-1,
6,000	5.00%, 6/1/33	Baa3/BBB	3,716,100
9,000	6.75%, 6/1/39, (Pre-refunded @ $100, 6/1/13) (b)	NR/AAA	10,609,290
	Statewide Communities Dev. Auth. Rev., Methodist Hospital (FHA),
5,500	6.625%, 8/1/29	Aa2/AA	5,664,175
19,500	6.75%, 2/1/38	Aa2/AA	20,070,960
4,700	Statewide Community Dev. Auth. Rev., Baptist Univ.,
	9.00%, 11/1/17, Ser. B (a)(c)	NR/NR	4,019,299
			44,079,824

	Colorado—6.0%
11,250	Denver City & Cnty. Rev., 5.00%, 11/15/25, Ser. B (FSA)	Aa3/AAA	11,327,400
	Health Facs. Auth. Rev.,
1,000	American Baptist Homes, 5.90%, 8/1/37, Ser. A	NR/NR	620,550
25,000	Catholic Health Initiatives, 5.50%, 3/1/32	NR/AA	25,703,000
18,305	Exempla, Inc., 5.625%, 1/1/33, Ser. A	A1/A-	15,594,030
2,000	Evergreen Country Day School, 5.875%, 6/1/37 (a)(c)	NR/BB	1,391,760
1,430	Public Auth. for Colorado Energy Rev., 6.50%, 11/15/38	A2/A+	1,161,660
			55,798,400

PIMCO Municipal Income Fund II Schedule of Investments
February 28, 2009 (unaudited)
Principal
Amount		Credit Rating
(000)		(Moody's/S&P)	Value	*
	Florida—5.9%
$7,900	Board of Education, GO, 5.00%, 6/1/38, Ser. D (h)	Aa1/AAA	$7,674,771
8,500	Broward Cnty. Water & Sewer Utility Rev.,
	5.25%, 10/1/34, Ser. A (h)	Aa3/AA	8,475,860
2,335	Hillsborough Cnty. Industrial Dev. Auth. Pollution Control Rev.,
	Tampa Electric Co., 5.50%, 10/1/23	Baa2/BBB-	2,164,732
7,135	Jacksonville Health Facs. Auth. Rev.,
	5.25%, 11/15/32, Ser. A	Aa1/AA	6,623,635
3,000	Leesburg Hospital Rev., Leesburg Regional Medical Center Project,
	5.50%, 7/1/32	Baa1/BBB+	2,348,760
	Orange Cnty. Health Facs. Auth. Rev., Adventist Health System,
2,550	5.625%, 11/15/32, (Pre-refunded @ $101, 11/15/12) (b)	NR/NR	2,897,540
5,000	6.25%, 11/15/24, (Pre-refunded @ $100, 11/15/12) (b)	NR/NR	5,745,800
500	Sarasota Cnty. Health Fac. Auth. Rev., 5.75%, 7/1/37	NR/NR	329,945
6,205	State Governmental Utility Auth. Rev., Barefoot Bay Utilities System,
	5.00%, 10/1/29 (AMBAC)	Baa1/NR	5,943,273
5,000	Sumter Landing Community Dev. Dist. Rev.,
	4.75%, 10/1/35, Ser. A (MBIA)	Baa1/AA	2,784,150
10,000	Tallahassee Rev., 5.00%, 10/1/37, Ser. 2617 (h)	Aa2/AA	9,835,200
1,500	Winter Springs Water & Sewer Rev., zero coupon, 10/1/29 (MBIA-FGIC)	NR/AA	482,445
			55,306,111

	Georgia—0.2%
2,775	Medical Center Hospital Auth. Rev.,
	5.25%, 7/1/37	NR/NR	1,681,955

	Illinois—13.0%
	Central Lake Cnty. JT Action Water Agcy. Rev., Ser. A (AMBAC),
2,935	5.125%, 5/1/28	Aa3/NR	2,983,193
675	5.125%, 5/1/28 (Pre-refunded @ $100, 11/1/12) (b)	Aa3/NR	759,463
	Chicago, GO,
10,000	5.00%, 1/1/34, Ser. C (h)	Aa3/AA-	9,776,700
1,635	5.125%, 1/1/29, Ser. A (FGIC)	Aa3/NR	1,621,822
4,065	5.50%, 1/1/40, Ser. C (FGIC)	Aa3/AA-	4,046,708
	Chicago, Lake Shore East, Special Assessment,
3,162	6.625%, 12/1/22	NR/NR	2,339,279
6,700	6.75%, 12/1/32	NR/NR	4,567,524
5,000	Cicero, GO, 5.25%, 12/1/31 (MBIA)	Baa1/AA	5,051,800
6,440	Cook Cnty., GO, 5.00%, 11/15/28, Ser. A (MBIA-FGIC)	Aa2/AA	6,459,255
	Finance Auth. Rev.,
2,500	Christian Homes, Inc., 5.75%, 5/15/31, Ser. A	NR/NR	1,715,825
250	Leafs Hockey Club, 6.00%, 3/1/37, Ser. A	NR/NR	125,000
1,500	Sedgebrook, Inc., 6.00%, 11/15/42, Ser. A	NR/NR	793,890
20,100	Health Facs. Auth. Rev., Elmhurst Memorial Healthcare, 5.625%, 1/1/28	Baa1/NR	15,714,180
	Hillside, Tax Allocation, Mannheim Redev. Project,
4,500	6.55%, 1/1/20	NR/NR	3,623,940
2,900	7.00%, 1/1/28	NR/NR	2,144,753
68,470	State Sports Facs. Auth. Rev.,
	zero coupon, 6/15/30 (converts to 5.50% on 6/16/10) (AMBAC)	Baa1/A	59,577,116
			121,300,448

	Indiana—0.1%
4,125	Fort Wayne Pollution Control Rev.,
	6.20%, 10/15/25	Caa3/C	546,645
990	Vigo Cnty. Hospital Auth. Rev., 5.80%, 9/1/47 (a)(c)	NR/NR	627,304
			1,173,949

PIMCO Municipal Income Fund II Schedule of Investments
February 28, 2009 (unaudited)
Principal
Amount		Credit Rating
(000)		(Moody's/S&P)	Value	*
	Iowa—3.5%
	Finance Auth. Rev.,
	Deerfield Retirement Community, Inc., Ser. A,
$250	5.50%, 11/15/27	NR/NR	$156,197
1,075	5.50%, 11/15/37	NR/NR	612,933
4,500	Edgewater LLC, 6.75%, 11/15/42	NR/NR	3,085,020
1,000	Wedum Walnut Ridge LLC, 5.625%, 12/1/45, Ser. A	NR/NR	578,020
46,000	Tobacco Settlement Auth. of Iowa Rev., 5.60%, 6/1/34, Ser. B	Baa3/BBB	27,887,960
			32,320,130

	Kentucky—0.7%
	Economic Dev. Finance Auth. Rev., Hospital Facs. Rev.,
	Baptist Healthcare System, Ser. A,
2,000	5.375%, 8/15/24	Aa3/NR	1,990,600
2,500	5.625%, 8/15/27	Aa3/NR	2,510,700
2,500	Catholic Healthcare Partners, 5.25%, 10/1/30	A1/AA-	2,213,100
			6,714,400

	Louisiana—4.5%
	Public Facs. Auth. Rev., Ochsner Clinic Foundation, Ser. B,
10,000	5.50%, 5/15/32, (Pre-refunded @ $100, 5/15/26) (b)	Aaa/NR	11,264,800
3,300	5.50%, 5/15/47	A3/NR	2,443,683
44,395	Tobacco Settlement Financing Corp. Rev., 5.875%, 5/15/39, Ser. B	Baa3/BBB	28,296,485
			42,004,968

	Maryland—0.5%
	Health & Higher Educational Facs. Auth. Rev.,
1,010	5.30%, 1/1/37, Ser. A	NR/NR	526,099
4,050	6.00%, 1/1/43	NR/BBB-	3,093,268
1,000	Adventist Healthcare, 5.75%, 1/1/25, Ser. A	Baa2/NR	830,420
			4,449,787

	Massachusetts—8.2%
7,000	Boston Rev., 5.00%, 11/1/28, Ser. D (MBIA-FGIC)	Aa2/AA+	7,008,960
4,610	Dev. Finance Agcy. Rev., 6.75%, 10/15/37, Ser. A	NR/NR	3,238,110
2,900	State College Building Auth. Rev., 5.50%, 5/1/39, Ser. A	A1/A+	2,902,001
	State Turnpike Auth. Rev., Ser. A,
4,295	4.75%, 1/1/34 (AMBAC)	Baa1/A	3,204,714
51,830	5.00%, 1/1/37 (MBIA)	Baa1/AA	40,884,541
10,325	5.00%, 1/1/39 (AMBAC)	Baa1/A	7,856,809
12,050	State Water Res. Auth. Rev., 4.75%, 8/1/37, Ser. A (FSA)(h)	Aaa/AAA	11,232,287
			76,327,422

	Michigan—3.0%
4,545	Garden City Hospital Finance Auth. Rev., 5.00%, 8/15/38, Ser. A	NR/NR	2,616,647
800	Public Educational Facs. Auth. Rev., 6.50%, 9/1/37 (a)(c)	NR/BBB-	593,312
3,000	Royal Oak Hospital Finance Auth. Rev.,
	8.25%, 9/1/39	A1/A	3,188,460
	State Hospital Finance Auth. Rev.,
5,000	Ascension Health, 5.25%, 11/15/26, Ser. B	Aa1/AA	4,740,150
	Oakwood Group, Ser. A,
13,500	5.75%, 4/1/32	A2/A	11,144,925
1,925	6.00%, 4/1/22	A2/A	1,803,340

PIMCO Municipal Income Fund II Schedule of Investments
February 28, 2009 (unaudited)
Principal
Amount		Credit Rating
(000)		(Moody's/S&P)	Value	*
	Michigan (continued)
$6,000	Tobacco Settlement Finance Auth. Rev., 6.00%, 6/1/48, Ser. A	NR/BBB	$3,527,400
			27,614,234

	Minnesota—0.5%
1,500	Minneapolis Rev., Providence Project, 5.75%, 10/1/37, Ser. A	NR/NR	949,515
280	Minneapolis, Tax Allocation, Grant Park Project, 5.35%, 2/1/30	NR/NR	173,118
	North Oaks Presbyterian Homes Rev.,
2,640	6.00%, 10/1/33	NR/NR	1,970,153
1,530	6.125%, 10/1/39	NR/NR	1,132,047
500	Oronoco Multifamily Housing Rev.,
	5.40%, 6/1/41	NR/NR	296,555
			4,521,388

	Mississippi—0.4%
3,605	Business Finance Corp., Pollution Control Rev., 5.875%, 4/1/22	Ba1/BBB	3,071,136
740	Dev. Bank Special Obligation Projects & Equipment Acquisitions Rev.,
	5.00%, 7/1/24, Ser. A2 (AMBAC)	Baa1/A	701,224
			3,772,360

	Missouri—0.1%
740	Hanley Road & North of Folk Ave. Transportation Dist. Rev.,
	5.00%, 10/1/25	NR/NR	510,911

	Nevada—0.3%
1,450	Clark Cnty., GO, 5.00%, 6/1/31 (FGIC)	Aa1/AA+	1,423,160
1,620	State, GO, 5.00%, 5/15/28, Ser. A (FGIC)	Aa1/AAA	1,517,276
			2,940,436

	New Hampshire—0.0%
360	Health & Education Facs. Auth. Rev.,
	Catholic Medical Center, 6.125%, 7/1/32, Ser. A	Baa1/BBB+	275,562

	New Jersey—2.8%
950	Burlington Cnty. Bridge Commission Rev., 5.625%, 1/1/38	NR/NR	569,630
	Economic Dev. Auth. Rev.,
	Arbor Glen,
525	6.00%, 5/15/28	NR/NR	379,213
225	6.00%, 5/15/28, (Pre-refunded @ $102, 5/15/09) (b)	NR/NR	231,921
	Kapkowski Road Landfill, Special Assessment,
4,000	5.75%, 10/1/21	Baa3/NR	3,472,920
11,405	5.75%, 4/1/31	Baa3/NR	8,926,465
	Health Care Facs. Financing Auth. Rev.,
1,500	St. Peters Univ. Hospital, 5.75%, 7/1/37	Baa2/BBB-	1,137,060
1,830	Trinitas Hospital, 5.25%, 7/1/30, Ser. A	Baa3/BBB-	1,332,075
3,300	State Educational Facs. Auth. Rev.,
	Fairfield Dickinson Univ., 6.00%, 7/1/25, Ser. D	NR/NR	2,971,155
13,150	Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/41, Ser. 1A	Baa3/BBB	6,975,549
			25,995,988

	New Mexico—0.5%
5,000	Farmington Pollution Control Rev., 5.80%, 4/1/22	Baa3/BB+	4,310,300

PIMCO Municipal Income Fund II Schedule of Investments
February 28, 2009 (unaudited)
Principal
Amount		Credit Rating
(000)		(Moody's/S&P)	Value	*
	New York—1.8%
$1,200	Erie Cnty. Industrial Dev. Agcy., Orchard Park Rev.,
	6.00%, 11/15/36, Ser. A	NR/NR	$743,712
	Liberty Dev. Corp. Rev.,
1,505	5.25%, 10/1/35	A1/A	1,233,377
10,000	5.25%, 10/1/35 (h)	A1/A	8,195,200
1,100	Nassau Cnty. Industrial Dev. Agcy. Rev., Amsterdam at Harborside,
	6.70%, 1/1/43, Ser. A	NR/NR	835,758
	New York City Municipal Water Finance Auth. Rev. (h),
4,000	Second Gen. Resolution, 4.75%, 6/15/35, Ser. DD	Aa3/AA+	3,682,560
2,830	5.00%, 6/15/37, Ser. D	Aa2/AAA	2,713,659
			17,404,266

	North Carolina—0.1%
	Medical Care Commission Rev.,
550	Salemtowne, 5.10%, 10/1/30	NR/NR	345,098
1,000	Village at Brookwood, 5.25%, 1/1/32	NR/NR	591,470
			936,568

	North Dakota—0.3%
3,710	Stark Cnty. Healthcare Rev., Benedictine Living Communities,
	6.75%, 1/1/33	NR/NR	2,996,567

	Ohio—0.8%
1,000	Cnty. of Montgomery Rev., Miami Valley Hospital,
	6.25%, 11/15/39, Ser. A	Aa3/AA-	986,830
7,500	Lorain Cnty. Hospital Rev., Catholic Healthcare, 5.375%, 10/1/30	A1/AA-	6,751,275
			7,738,105

	Oregon—0.1%
1,155	State Department of Administrative Services, CP,
	5.25%, 5/1/39, Ser. A	Aa3/AA-	1,155,820

	Pennsylvania—4.2%
470	Allegheny Cnty. Hospital Dev. Auth. Rev.,
	9.25%, 11/15/15, Ser. B, (Pre-refunded @ $102, 11/15/10) (b)	Ba3/AAA	525,305
	Cumberland Cnty. Auth., Retirement Community Rev.,
	Messiah Village, Ser. A,
750	5.625%, 7/1/28	NR/BBB-	539,220
670	6.00%, 7/1/35	NR/BBB-	481,428
3,250	Harrisburg Auth. Rev., 6.00%, 9/1/36, Ser. B	NR/NR	2,511,048
	Montgomery Cnty. Higher Education & Health Auth. Hospital Rev.,
	Abington Memorial Hospital, Ser. A,
5,000	5.125%, 6/1/27	NR/A	4,282,650
3,750	5.125%, 6/1/32	NR/A	3,013,125
11,600	Philadelphia Hospitals & Higher Education Facs. Auth. Hospital Rev.,
	Temple Univ. Hospital, 6.625%, 11/15/23, Ser. A	Baa3/BBB	10,288,736
17,000	Philadelphia, GO, 5.25%, 12/15/32, Ser. A (FSA)	Aa3/AAA	16,614,780
500	Pittsburgh & Allegheny Cntys. Public Auditorium Auth. Rev.,
	5.00%, 2/1/29 (AMBAC)	Baa1/A	500,380
			38,756,672

PIMCO Municipal Income Fund II Schedule of Investments
February 28, 2009 (unaudited)
Principal
Amount		Credit Rating
(000)		(Moody's/S&P)	Value	*
	Rhode Island—5.4%
$76,200	Tobacco Settlement Financing Corp. Rev., 6.25%, 6/1/42, Ser. A	Baa3/BBB	$50,436,780

	South Carolina—1.3%
13,850	Jobs-Economic Dev. Auth. Rev., Bon Secours, 5.625%, 11/15/30, Ser. B	A3/A-	12,144,926

	Tennessee—0.4%
3,000	State Energy Acquisition Corp. Rev.,
	5.00%, 2/1/23, Ser. C	Baa1/AA-	2,097,390
700	5.25%, 9/1/21 Ser. A	Baa1/A	517,958
700	5.25%, 9/1/22 Ser. A	Baa1/A	508,942
500	Sullivan Cnty. Health Educational & Housing Facs. Rev.,
	5.25%, 9/1/36, Ser. C	NR/BBB+	308,575
			3,432,865

	Texas—12.9%
10	Arlington Independent School Dist., GO, 5.00%, 2/15/24 (PSF-GTD)	Aaa/NR	10,040
	Aubrey Independent School Dist., GO (PSF-GTD),
130	5.50%, 2/15/33	Aaa/NR	135,704
4,350	5.50%, 2/15/33, (Pre-refunded @ $100, 8/15/14) (b)	Aaa/NR	5,080,626
6,500	Brazos Cnty. Health Facs. Dev. Corp. Rev., Franciscan Services Corp.,
	5.375%, 1/1/32	NR/A-	4,995,900
2,700	Comal Cnty. Health Facs. Dev. Rev., McKenna Memorial Hospital Project,
	6.25%, 2/1/32, Ser. A, (Pre-refunded @ $100, 2/1/13) (b)	NR/AAA	3,140,343
2,500	Dallas Water Rev., 5.25%, 8/15/38	Aa2/AAA	2,419,900
700	HFDC of Central Texas, Inc. Rev., Village at Gleannloch Farms,
	5.50%, 2/15/37, Ser. A	NR/NR	437,899
5,500	Houston Rev., 5.00%, 7/1/25, Ser. C (MBIA-FGIC)	A1/AA	5,338,355
770	Keller Independent School Dist., GO, 4.875%, 8/15/31 (PSF-GTD)	Aaa/AAA	758,104
3,170	Little Elm Independent School Dist., GO,
	5.30%, 8/15/29, Ser. A (PSF-GTD)	NR/AAA	3,277,558
	Municipal Gas Acquisition & Supply Corp. I Rev.,
450	5.25%, 12/15/25, Ser. A	Aa3/A+	326,763
15,300	6.25%, 12/15/26, Ser. D	A2/A	12,454,047
6,250	North Dallas Thruway Auth. Rev., 4.75%, 1/1/29 (MBIA-FGIC)	A2/AA	5,926,375
	North Harris Cnty. Regional Water Auth. Rev.,
10,300	5.25%, 12/15/33	A3/A+	9,533,680
10,300	5.50%, 12/15/38	A3/A+	9,738,032
	North Texas Tollway Auth. Rev.,
5,000	5.625%, 1/1/33, Ser. B	A2/A-	4,781,750
1,200	5.75%, 1/1/33, Ser. F	A3/BBB+	1,116,228
2,000	Sabine River Auth. Rev., 5.20%, 5/1/28, Ser. C	Caa1/CCC	895,620
10,000	San Antonio Electric & Gas System Rev., 5.00%, 2/1/32 Ser. 3247 (h)	Aa1/AA	9,812,300
	State, Mobility Fund, GO (h),
10,025	4.75%, 4/1/35, Ser. A	Aa1/AA	9,535,579
17,500	4.75%, 4/1/36	Aa1/AA	16,879,275
1,000	State Public Finance Auth. Rev., 5.875%, 12/1/36, Ser. A	Baa3/BBB-	686,540
8,880	State Turnpike Auth. Central Turnpike System Rev.,
	5.00%, 8/15/42, Ser. A (AMBAC)	Baa1/A	6,900,915
3,250	State Water Financial Assistance, GO, 5.00%, 8/1/36	Aa1/AA	3,230,662
3,000	Tarrant Cnty. Cultural Education Facs. Finance Corp. Rev.,
	6.25%, 11/15/29	Aa2/AA-	3,070,620
			120,482,815

PIMCO Municipal Income Fund II Schedule of Investments
February 28, 2009 (unaudited)
Principal
Amount		Credit Rating
(000)		(Moody's/S&P)	Value	*
	Virginia—0.1%
$2,050	James City Cnty. Economic Dev. Auth. Rev., 5.50%, 7/1/37, Ser. A	NR/NR	$1,139,615

	Washington—2.0%
6,350	Central Puget Sound Regional Transportation Auth. Rev.,
	4.75%, 2/1/28, (MBIA-FGIC)	Aa2/AAA	6,279,452
	Health Care Facs. Auth. Rev.,
1,300	Multicare Health, 6.00%, 8/15/39, Ser. B	Aa2/AAA	1,294,540
1,000	Seattle Cancer Care Alliance, 7.375%, 3/1/38	A3/NR	1,028,790
13,000	Virginia Mason Medical Center, 6.125%, 8/15/37, Ser. A	Baa2/BBB	10,291,580
			18,894,362

	Wisconsin—0.8%
	Badger Tobacco Asset Securitization Corp. Rev.,
1,125	6.00%, 6/1/17	Baa3/BBB	1,061,055
7,080	6.125%, 6/1/27	Baa3/BBB	6,469,987
90	Health & Educational Facs. Auth. Rev.,
	Froedert & Community Health Oblig., 5.375%, 10/1/30	NR/AA-	83,753
			7,614,795
	Total Municipal Bonds & Notes (cost—$1,030,968,955)		901,793,423

VARIABLE RATE NOTES (e)—0.8%
	Florida—0.3%
2,830	Highlands Cnty. Health Facs. Auth. Rev., Adventist Health System,
	5.00%, 11/15/31, Ser. C	A1/A+	2,334,580

	Illinois—0.5%
5,000	State, GO, 9.55%, 4/1/27, Ser. 783 (FSA)(a)(c)(d)	Aa3/NR	5,121,100
	Total Variable Rate Notes (cost—$7,822,373)		7,455,680

CORPORATE BONDS & NOTES (f)(g)—0.1%
1,400	International Lease Finance Corp.,
	1.469%, 5/24/10, FRN (cost—$1,123,723)	Baa1/BBB+	989,436

VARIABLE RATE DEMAND NOTES (e)(f)—0.1%
	California—0.1%
675	Housing Finance Agcy. Rev., 0.45%, 8/1/09, Ser. A (cost—$675,000)	VMIG1/A-1+	675,000

SHORT-TERM INVESTMENTS—2.3%
Corporate Notes—2.3%
	American General Finance Corp. (g),
900	3.875%, 10/1/09	Baa1/BB+	593,986
2,545	4.625%, 5/15/09	Baa1/BB+	2,187,547
	CIT Group, Inc. (g),
2,200	1.358%, 8/17/09	Baa2/BBB+	2,051,674
6,485	4.125%, 11/3/09	Baa2/BBB+	6,059,396
7,800	Goldman Sachs Group, Inc., 1.318%, 11/16/09, FRN (g)	A1/A	7,538,762
1,200	International Lease Finance Corp., 1.494%, 1/15/10, FRN (g)	Baa1/BBB+	963,862
2,000	National City Bank, 2.316%, 9/9/09, FRN	Aa3/A+	1,972,430
	Total Corporate Notes (cost—$21,857,463)		21,367,657

	Total Investments (cost—$1,062,447,514)—100.0%		$932,281,196

Notes to Schedule of Investments:

*

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to procedures established by the Board of Trustees, or persons acting at their discretion pursuant to procedures established by the Board of Trustees. The Fund's investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the last quoted mean price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold and these differences could be material. The Fund’s net asset value is normally determined daily as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $11,752,775, representing 1.26% of total investments.
(b)

Pre-refunded bonds are collateralized by U.S. Government or other eligible securities which are held in escrow and used to pay principal and interest and retire the bonds at the earliest refunding date (payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate).

(c)

144A Security—Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(d)

Inverse Floater—The interest rate shown bears an inverse relationship to the interest rate on another security or the value of an index. The interest rate disclosed reflects the rate in effect on February 28, 2009.

(e)

Variable Rate Notes—Instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on February 28, 2009.

(f)	Maturity date shown is date of next put.
(g)	All or partial amount segregated as collateral for reverse repurchase agreements.
(h)

Residual Interest Bonds held in trust—Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction.

Glossary:
AMBAC—insured by American Municipal Bond Assurance Corp.
CP—Certificates of Participation
FGIC—insured by Financial Guaranty Insurance Co.
FHA—insured by Federal Housing Administration
FRN—Floating Rate Note, maturity date shown is date of next rate change and the interest rate disclosed reflects the rate in effect on February 28, 2009.
FSA—insured by Financial Security Assurance, Inc.
GO—General Obligation Bond
GTD—Guaranteed
MBIA—insured by Municipal Bond Investors Assurance
NR—Not Rated
PSF—Public School Fund

Other Investments:

(1) Open reverse repurchase agreements at February 28, 2009:

Counterparty	Rate	Trade Date	Maturity Date	Principal & Interest	Principal
Barclays Bank	0.90%	1/28/09	3/2/09	$13,411,386	$13,401,000
	0.90%	2/25/09	3/12/09	2,339,175	2,339,000
Credit Suisse First Boston	0.85%	2/19/09	3/6/09	1,822,387	1,822,000
					$17,562,000

Collateral for open reverse repurchase agreements at February 28, 2009 as reflected in the Schedule of Investments:

					Market
Counterparty	Description	Rate	Maturity Date	Principal	Value
Barclays Bank	American General Finance Corp.	3.875%	10/1/09	$900,000	$593,986
	American General Finance Corp.	4.625%	5/15/09	2,545,000	2,187,547
	CIT Group, Inc.	1.358%	8/17/09	2,200,000	2,051,674
	CIT Group, Inc.	4.125%	11/3/09	6,485,000	6,059,396
	Goldman Sachs Group, Inc.	1.318%	11/16/09	7,800,000	7,538,762
Credit Suisse First Boston	International Lease Finance Corp.	1.469%	5/24/10	1,400,000	989,436
	International Lease Finance Corp.	1.494%	1/15/10	1,200,000	963,862
					$20,384,663

Fair Value Measurements–Effective June 1, 2008, the Fund adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of the fair value measurements. Under this standard, fair-value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the "exit price") in an orderly transaction between market participants. The three levels of the fair value hierarchy under SFAS 157 are described below:

•   Level 1 – quoted prices in active markets for identical investments that the Fund has the ability to access
•   Level 2 – valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.), or quotes from inactive exchanges
•   Level 3 – valuations based on significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The valuation techniques used by the Fund to measure fair value during the nine months ended February 28, 2009 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used at February 28, 2009 in valuing the Fund’s investments carried at value:

Investments in
Valuation Inputs	Securities
Level 1 - Quoted Prices	$—
Level 2 - Other Significant Observable Inputs	932,281,196
Level 3 - Significant Unobservable Inputs	—
Total	$932,281,196

Item 2. Controls and Procedures
(a) The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a -3 (c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a -3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits
     (a) Exhibit 99.302 Cert. – Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: PIMCO Municipal Income Fund II

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: April 20, 2009

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: April 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: April 20, 2009

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer
Date: April 20, 2009